Trade payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Trade Payables and Accrued Liabilities [Abstract]
Schedule of trade payables and accrued liabilities
	June 30, 2019	December 31, 2018
Trade payables	$405,354	$635,622
Wages payables	85,908	80,573
Due to related parties (Note 16)	123,199	83,331
Accrued liabilities	55,906	463,335
	$670,367	$1,262,861